20 Financial instruments (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (5,549,389)
Exchange variation recorded in the period on OCI / IR and CSL	(4,541,581)
Exchange variation transferred to profit or loss / IR and CSL	1,448,079
Ending balance	(8,642,891)
Exchange variation [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(8,408,164)
Exchange variation recorded in the period on OCI / IR and CSL	(6,881,183)
Exchange variation transferred to profit or loss / IR and CSL	2,194,059
Ending balance	(13,095,288)
IR and CSL [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,858,775
Exchange variation recorded in the period on OCI / IR and CSL	2,339,602
Exchange variation transferred to profit or loss / IR and CSL	(745,980)
Ending balance	R$ 4,452,397